Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$61,822,660.19	0.4821232	$47,972,355.17	0.3741118	$13,850,305.02
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$146,242,660.19	0.1169333	$132,392,355.17	0.1058588	$13,850,305.02

Weighted Avg. Coupon (WAC)	3.20%		3.22%
Weighted Avg. Remaining Maturity (WARM)	19.57		18.80
Pool Receivables Balance	$168,570,621.10		$154,354,615.73
Remaining Number of Receivables	30,725		29,343

Adjusted Pool Balance	$165,144,355.38		$151,294,050.36

III. COLLECTIONS

Principal:
Principal Collections	$13,981,625.14
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$238,154.26
Total Principal Collections	$14,219,779.40

Interest:
Interest Collections	$464,132.52
Late Fees & Other Charges	$39,669.73
Interest on Repurchase Principal	$-
Total Interest Collections	$503,802.25

Collection Account Interest	$18,415.22
Reserve Account Interest	$4,454.04
Servicer Advances	$-

Total Collections	$14,746,450.91

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$14,746,450.91
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,746,450.91

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$140,475.52	$-	$140,475.52	$140,475.52
	Collection Account Interest					$18,415.22
	Late Fees & Other Charges					$39,669.73
Total due to Servicer						$198,560.47

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$70,580.87		$70,580.87

	Total Class A interest:		$70,580.87		$70,580.87	$70,580.87

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$14,324,471.57

9.	Regular Principal Distribution Amount:					$13,850,305.02

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,850,305.02
	Class A Notes Total:		$13,850,305.02		$13,850,305.02
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,850,305.02		$13,850,305.02

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					474,166.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,426,265.72
Beginning Period Amount	$3,426,265.72
Current Period Amortization	$365,700.35
Ending Period Required Amount	$3,060,565.37
Ending Period Amount	$3,060,565.37
Next Distribution Date Required Amount	$2,719,934.90

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.45%	12.49%	12.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.59%	28,930	97.68%	$150,778,415.85
30 - 60 Days	1.11%	327	1.81%	$2,789,696.01
61 - 90 Days	0.25%	73	0.42%	$650,890.63
91-120 Days	0.04%	13	0.09%	$135,613.24
121 + Days	0.00%	0	0.00%	$-
Total		29,343		$154,354,615.73

Delinquent Receivables 30+ Days Past Due
Current Period	1.41%	413	2.32%	$3,576,199.88
1st Preceding Collection Period	1.44%	442	2.38%	$4,015,836.09
2nd Preceding Collection Period	1.18%	376	1.97%	$3,606,488.80
3rd Preceding Collection Period	1.15%	379	1.94%	$3,856,103.42
Four-Month Average	1.29%		2.15%

Repossession in Current Period		19		$144,400.87
Repossession Inventory		57		$122,683.11

Current Charge-Offs
Gross Principal of Charge-Offs				$234,380.23
Recoveries				$(238,154.26)
Net Loss				$(3,774.03)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.03%

Average Pool Balance for Current Period				$161,462,618.42

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.03%
1st Preceding Collection Period				-0.71%
2nd Preceding Collection Period				0.41%
3rd Preceding Collection Period				-0.64%
Four-Month Average				-0.24%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		22	2,539	$34,776,587.24
Recoveries		26	2,334	$(19,881,622.67)
Net Loss				$14,894,964.57
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *	3		1,921	$14,990,860.20
Average Net Loss for Receivables that have experienced a Net Loss				$7,803.68

Principal Balance of Extensions				$524,009.80
Number of Extensions				55

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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